SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

23.  SHARE-BASED COMPENSATION

Option granted to employees

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 39,272,595 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All share options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

In order to further promote the success and enhance the value, the Company adopted a share incentive plan in 2014 (the “2014 Plan”). Under the 2014 Plan, the Company may issue an aggregate of no more than 20,461,380 shares (“Maximum Number”) and such Maximum Number should be automatically increased by a number that is equal to 15% of the number of new shares issued by the Company from time to time. The maximum aggregate number of ordinary shares to be issued under 2014 Plan was subsequently amended to 39,606,817, as approved by the Board of Directors and shareholders of the Company on October 30, 2015. All share options, restricted shares and restricted share units to be granted under the 2014 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

In order to continuously attract and retain talents, the Company adopted a share incentive plan in 2020 (the “2020 Plan”). Under the 2020 Plan, the Company is authorized to issue an aggregate of 46,560,708 Class A ordinary shares of the Company (equal to the sum of (i) 5% of the Company’s share capital as of the date hereof, calculated on an as-converted basis by taking into consideration all the convertible promissory notes issued and to be issued by the Company, and (ii) 7,562,532 Class A ordinary shares reserved under the “2010 Plan” and “2014 Plan” for future grants) will be reserved for future issuance. After adoption of the 2020 Plan, the Company will cease to grant any new awards under the 2010 Plan and 2014 Plan while the 2010 Plan and 2014 Plan and outstanding awards granted thereunder will remain effective and can be amended by the Company from time to time pursuant to the applicable terms thereto. The 2020 Plan was approved by the Board of Directors and shareholder of the Company on May 13, 2020.

The Company granted 487,368, 464,120 and 314,842 RSUs in 2018, 2019 and 2020, respectively, with performance conditions whereby a predetermined number will vest upon the assignment of an annual performance review in accordance with predetermined performance targets for the grantees over a one or four-year period. As it is probable for the Company to estimate the annual performance review ratings for the individual grantees, the Company recognized the related compensation expenses using the accelerated recognition method.

The Company granted 2,188,226, 64,000 and 1,848,701 RSUs in 2018, 2019 and 2020, respectively, with performance conditions whereby a predetermined number will vest upon with the achievement of predetermined operation performance targets for the Company. As it is probable for the Company to estimate the operation performance for the Company, the Company recognized the related compensation expenses using the accelerated recognition method.

The Company granted 547,056, 16,000 and nil RSUs in the years ended 2018, 2019 and 2020, respectively, with market conditions whereby a predetermined number will vest upon with the achievement of predetermined share price targets for the Company. The probability to achieve market condition is reflected in the grant date fair value of the award and thus compensation cost is recognized when the requisite service is rendered using the accelerated method.

23.  SHARE-BASED COMPENSATION (CONTINUED)

Option granted to employees (continued)

The compensation expenses related to remaining unvested share options shall be recognized over the remaining requisite service period or the performance review period. As of December 31, 2020, options to purchase 508,866 of ordinary shares were outstanding.

The following table summarized the Company’s employee share option activity under the 2010 Plan:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2020	1,445,345	0.51	1.3	—
Exercised	(459,168)	0.69
Forfeited	(477,311)	0.53
Outstanding, December 31, 2020	508,866	0.33	0.8	2,774
Vested and expected to vest at December 31, 2020	508,866	0.33	0.8	2,774
Exercisable as of December 31, 2020	508,866	0.33	0.8	2,774

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2020, the Company had options outstanding to purchase an aggregate of 508,866 shares with an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB18,100 (US$2,774).

The aggregate fair value of the outstanding options at the grant date was determined to be RMB6,014 (US$922) as of December 31, 2020 and such amount is recognized as share-based compensation expenses using the straight-line method for all employee share options granted with graded vesting based on service conditions and the accelerated method for share options granted with graded vesting based on performance conditions. The total fair value of share options exercised during the years ended December 31, 2018, 2019 and 2020 was US$239, US$42 and US$594, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 was US$248, US$22, and US$2,336, respectively.

As of December 31, 2020, the Company has recorded all the share-based compensation expenses in relation to outstanding share options.

The following table summarized the Company’s RSUs activity under the 2014 and 2020 Plan:

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2020	2,696,129	6.83	7.8
Granted	2,163,543	22.62
Vested	(433,905)	8.91
Forfeited	(333,310)	6.59
Unvested, December 31, 2020	4,092,457	14.95	8.2	141,967

23.  SHARE-BASED COMPENSATION (CONTINUED)

Option granted to employees (continued)

Share-based compensation expenses for RSUs are measured based on the closing fair market value of the Company’s ADS on the date of grant and the reporting date for liability classified RSUs, respectively. The aggregate fair value of the unvested RSUs as of December 31, 2020 was RMB926,335 (US$141,967), and such amount is recognized as share-based compensation expenses using the straight-line method for the RSUs with graded vesting based on service conditions and the accelerated method for the RSUs with graded vesting based on performance conditions, market conditions and share-settled bonuses. The weighted average grant date fair value of RSUs granted during the years ended December 31, 2018, 2019 and 2020 was US$6.39, US$7.67 and US$22.62, respectively. The total fair value of RSUs vested during the years ended December 31, 2018, 2019 and 2020 was US$9,422, US$6,185 and US$3,866, respectively.

As of December 31, 2020, there was RMB219,998 (US$33,716) of unrecognized share-based compensation expenses related to RSUs which is expected to be recognized over a weighted average vesting period of 2.5 years. Total unrecognized share-based compensation expenses may be adjusted for future changes when actual forfeitures incurred.

Total share-based compensation expenses relating to share options and RSUs granted to employees recognized for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenues	2,668	1,884	15,251	2,337
Sales and marketing expenses	2,139	354	38,247	5,862
General and administrative expenses	53,346	40,501	82,672	12,670
Research and development expenses	1,385	1,177	634	97
	59,538	43,916	136,804	20,966